Income Tax Expense (Details) - MYR (RM)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Income Tax Expense [Abstract]
Domestic income tax	24.00%	24.00%
Unabsorbed tax losses	RM 3,636,000	RM 1,050,000
Capital allowances	RM 2,231,000	RM 1,539,000